Cover Page	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	Capitol Investment Corp. V
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001722438
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q1
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 2 to the Merger Agreement